Description of business and organization	12 Months Ended
Dec. 31, 2022
Description of business and organization
Description of business and organization

1.Description of business and organization

(a)	Description of business

ECARX Holdings Inc. (“Ecarx” or the “Company’) was incorporated as an exempted company with limited liability in the Cayman Islands on November 12, 2019. The Company along with its subsidiaries, consolidated variable interest entity (“VIE”) and VIE’s subsidiaries is collectively referred to as “the Group”. The terms “we,” “our,” and “us” refer to the Group, unless the context indicates otherwise. Historically, we conducted our operations in China through such subsidiaries as well as through Hubei ECARX Technology Co., Ltd (“Hubei ECARX”), our former VIE based in mainland China. Since early 2022, we have been implementing the Restructuring, which is detailed below. Upon the consummation of the Restructuring, we do not have any VIE in China. We are a global mobility-tech company partnering with original equipment manufacturers (“OEM”s) to reshape the automotive landscape as the industry transitions to an all-electric future. As OEMs develop new vehicle platforms from the ground up, we are developing a full-stack solution - central computer, system on a chip (“SoC”) and software to help continuously improve the in-car user experience. Our products continue to shape the interaction between people and vehicles by rapidly advancing the technology at the heart of smart mobility. We are engaged in the sales of SOC core modules, automotive computing platform products, software stacks as well as the provision of research and development services primarily in the People’s Republic of China (“PRC”).

(b)	Merger and recapitalization

On December 20, 2022, (the “Closing Date”), the Company consummated its merger with COVA Acquisition Corp. (“COVA”) pursuant to a merger agreement dated May 26, 2022 (the “Merger Agreement”) by and among COVA, Ecarx, Ecarx Temp Limited, a wholly-owned subsidiary of Ecarx (“Merger Sub 1”), and Ecarx&Co Limited, a wholly-owned subsidiary of Ecarx ( “Merger Sub 2”). Pursuant to the Merger Agreement, (i) Merger Sub 1 was merged with and into COVA (the “First Merger”), with COVA surviving the First Merger as a wholly owned subsidiary of ECARX Holdings Inc. (such company, as the surviving entity of the First Merger, “Surviving Entity 1”), and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, Surviving Entity 1 was merged with and into Merger Sub 2 (the “Second Merger,” and together with the First Merger, the “Mergers”), with Merger Sub 2 surviving the Second Merger as a wholly-owned subsidiary of ECARX Holdings Inc. (such company, as the surviving entity of the Second Merger, “Surviving Entity 2”) (collectively, the “Merger”).

On the Closing Date:

(i)	the amended and restated memorandum and articles of association the Company became effective;
(ii)	90,724,289 of the preferred shares of the Company that were issued and outstanding immediately prior to the First Effective Time (i.e. effective time of the First Merger) were re-designated and reclassified into one ordinary share of the Company on a one-for-one basis (the “Preferred Share Conversion”);
(iii)	immediately following the Preferred Share Conversion but immediately prior to the Recapitalization (as defined below), the authorized share capital of the Company was re-designated as follows (“Re-designation”):
(A)each of the issued and outstanding ordinary shares of the Company (other than the Co-Founder Shares, defined as all of the Ecarx shares held by Mr. Ziyu Shen and 20,520,820 Ecarx shares held by Mr. Eric Li (Shufu Li) immediately prior to the Re-designation) and each of 7,766,956,008 authorized but unissued ordinary shares of the Company was re-designated as one Class A Ordinary Share;
(B)each of the issued and outstanding Co-Founder Shares and each of the 958,958,360 authorized but unissued ordinary shares of the Company was re-designated as one Class B Ordinary Share; and
(C)1,000,000,000 authorized but unissued ordinary shares of the Company were re-designated as shares of par value of US$0.000005 each of such class or classes (however designated) as the board of directors of the Company may determine in accordance with the Amended Articles; and
(iv)	Recapitalization
(A)each of the issued and outstanding ordinary shares of Ecarx immediately following the Re-designation was recapitalized by way of a repurchase in exchange for issuance of such number of Class A Ordinary Shares and Class B Ordinary Shares, in each case, equal to the Recapitalization Factor (as defined below) (i.e., one such Company Class A Ordinary Share or Company Class B Ordinary Share, as the case may be, multiplied by the Recapitalization Factor);
(B)each Ecarx restricted share unit and option issued and outstanding immediately prior to the Recapitalization was adjusted to give effect to the foregoing transactions, such that each Ecarx restricted share unit and option shall be exercisable for that number of Class A Ordinary Shares equal to the product of (a) the number of shares of the Company subject to such Ecarx restricted share unit and option immediately prior to the Recapitalization multiplied by (b) the Recapitalization Factor (such product rounded down to the nearest whole number), and the per share exercise price for each Class A Ordinary Share issuable upon exercise of the Ecarx restricted share unit and options, as adjusted, shall be equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (y) the per share exercise price for each share of the Company subject to such Ecarx restricted share unit and option by (z) the Recapitalization Factor.

“Recapitalization Factor” is 1.19295710, representing the number resulting from dividing (i) US$3,400,000,000, being the pre-money equity value of Ecarx as agreed between Ecarx and COVA, by (ii) the product of (x) the Fully-Diluted Company Shares, and (y) US$10.00.

“Fully-Diluted Company Shares” means, without duplication, (a) the aggregate number of shares of ECARX Holdings Inc. (i) that are issued and outstanding immediately prior to the Re-designation and (ii) that are issuable upon the exercise of all ECARX Options and other equity securities of ECARX Holdings that are issued and outstanding immediately prior to the Re-designation (whether or not then vested or exercisable as applicable), minus (b) the shares of ECARX Holdings held by it or any subsidiary of ECARX Holdings Inc. (if applicable) as treasury shares.

On the Closing Date, the Company issued:

(i)	5,870,357 Class A Ordinary Shares to then holders of Class A ordinary shares of COVA, including 5,250,000 Class A Ordinary Shares issued to COVA Acquisition Sponsor LLC (the “Sponsor”);
(ii)	23,871,971 Warrants to then holders of COVA Public Warrants and COVA Private Warrants;
(iii)	282,564,117 Class A Ordinary Shares, consisted of (a) 2,000,000 Class A Ordinary Shares to Geely Investment Holding Ltd. and 1,500,000 Class A Ordinary Shares to Luminar Technologies, Inc. (collectively referred to as “Strategic Investors”), (b) 1,052,632 Class A Ordinary Shares issued to Lotus Technology Inc., the holder of the Note (defined in the Note 15), and (c) 84,795,039 Class A Ordianry Shares to then existing preferred shareholders and 193,216,446 Class A Ordianry Shares to then existing ordinary shareholders of the Company.
(iv)	48,960,916 Class B Ordinary Shares to the then existing shareholders of the Company.

Pursuant to the mergers above stated, COVA was considered as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Ecarx represented a continuation of its operations with the Merger treated as the equivalent of Ecarx issuing shares for the net assets of COVA, accompanied by a recapitalization. The net assets of Ecarx are stated at historical cost, with no goodwill or other intangible assets recorded. This determination was primarily based on the following:

●	Ecarx is the larger of the combining entities and is the operating company.
●	Ecarx will have control of the board as it will hold a majority of the seats on the board of directors with COVA only taking two seats on the board after the mergers.
●	Ecarx’s senior management will be continuing as senior management of the combined company.
●	In addition, a larger portion of the voting rights in the combined entity will be held by existing Ecarx’s shareholders.

The equity structure has been recast in all comparative periods up to the Closing to reflect the number of the Company’s preferred shares and ordinary shares issued and outstanding in history. As such, the shares and corresponding capital amounts and earnings per share prior to the Merger have been retroactively recast.

The Class A Ordinary Shares and ECARX Public Warrants (defined in the Note 13) of the Company are listed on the Nasdaq Stock Market LLC, or “Nasdaq,” under the trading symbols “ECX” and “ECXWW,” respectively.

In connection with the Merger, we raised aggregared proceeds of US$38,870 (equivalent to RMB270,539), including (i) cash proceeds consisted of US$6,282 (equivalent to RMB43,724) in connection with the Merger, US$20,000 (equivalent to RMB139,200) from Geely Investment Holding Ltd. (referred to as “Geely strategic investment”) and (ii) US$12,588 (equivalent to RMB87,615) worth of shares from Luminar Technologies, Inc., a strategic investor (referred to as “Luminar strategic investment”, collectively referred to as “Strategic Investments”). We incurred transaction costs of US$42,122 (equivalent to RMB293,168). Any excess of these costs over the proceeds amounting to US$3,252 (equivalent to RMB22,629) were recorded in general and administrative expenses of the statement of comprehensive loss.

(c)Reorganization

The Group’s history began in March 2017 with the commencement of operation of Hubei ECARX and its subsidiaries. All of the equity interests of Hubei ECARX were beneficially held by Mr. Shufu Li, the founder and controlling shareholder of the Company, and Mr. Ziyu Shen, the co-founder, chairman of Board of Directors and chief executive officer of the Company.

The Company was incorporated in the Cayman Islands with authorized share capital of US$50 divided into 10,000,000,000 shares with a par value of US$0.000005 per share.

After the incorporation of the Company, the Group undertook a series of reorganization transactions described below (“the Reorganization”) to establish the Company as the parent company of the Group in preparation for its Initial Public Offering (“IPO”). In November 2019, ECARX Group Limited (“ECARX BVI”) and ECARX Technology Limited (“ECARX HK”) were established by the Company in the British Virgin Islands and Hong Kong respectively, as the intermediate holding companies within the Group. In December 2019, ECARX (Wuhan) Technology Co., Ltd. (“ECARX WH” or “WFOE”) was established in the PRC as a wholly owned subsidiary of ECARX HK. In January 2020, ECARX WH entered into a series of contractual agreements (collectively, the “VIE agreements”) with Hubei ECARX and its equity interest holders. Those arrangements effectively resulted in the Company, through ECARX WH, obtaining the controlling financial interest of Hubei ECARX. Hubei ECARX and its subsidiaries are collectively referred to as VIEs hereafter. On January 10, 2020, upon consummation of the Reorganization, the ownership structure of the Company was identical to the ownership structure of Hubei ECARX.

Since the shares and equity holding percentages were identical in the Company and Hubei ECARX, and the rights of each shareholder and equity interest holder were identical immediately before and after the Reorganization, the establishment of corporate structure of the Company was treated as a recapitalization of Hubei ECARX, and the Company is deemed as a continuation of Hubei ECARX. The Reorganization was accounted for in a manner similar to a pooling-of-interests method and these consolidated financial statements have been prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented.

(d)	VIE Reorganization

Historically, the Company conducted its operation in China through its PRC consolidated subsidiaries as well as through the VIE and VIE’s subsidiaries based in China. Since early 2022, the Company implemented a series of transactions to restructure its organization and business operations (the “Restructuring”). In connection with the Restructuring, in April 2022, the Company, Hubei ECARX and shareholders of Hubei ECARX entered into a VIE Termination Agreement to terminate the VIE Agreements with immediate effect. In addition, ECARX (Hubei) Tech Co., Ltd. (“ECARX (Hubei) Tech”), a wholly-owned PRC subsidiary of the Company, and Hubei ECARX reached an agreement, pursuant to which:

●	All of the business and operations, excluding a contract on AI voice products signed by Hubei ECARX on March 5, 2020, and the working capital of Hubei ECARX of approximately RMB20,000, which are not subject to restrictions on the foreign investments, including the sales of automotive computing platforms, SoC core modules, automotive merchandise or other products, software licensing and the provision of automotive computing platform design and development service and other services of Hubei ECARX, and related assets and liabilities, contracts, intellectual properties and employees, were transferred from Hubei ECARX to ECARX (Hubei) Tech, at nil consideration.
●	Other business and operations, which include the above-mentioned contract entered into by Hubei ECARX on March 5, 2020 and the working capital of approximately RMB20,000 as well as the business and operations that are subject to the restrictions on foreign investments, including (i) map surveying and mapping qualification (referring to Grade A Surveying and Mapping Qualification of Navigation Electronic Map and Grade B Surveying and Mapping Qualification of Internet Map Service of Hubei ECARX), (ii) mapping activities (including relevant assets, contracts, intellectual property rights and employees), and (iii) ICP license, were retained by Hubei ECARX and spun off from the Group upon the completion of the Restructuring. The operating results of the remaining business operations in 2020 and 2021 were inconsequential.
●	In addition, the Group also spun off three equity method investments, primarily including the equity method investment in Suzhou Chenling Investment LLP (“Suzhou Chenling”) to Hubei ECARX.

The Company also temporarily transferred three of its equity method investments to two investment and consulting companies, including Hubei Dongjun Automotive Electronic Technology Co., Ltd (“Hubei Dongjun”) and Suzhou Photon-Matrix Optoelectronics Technology Co., Ltd (“Suzhou Photon-Matrix”). The three equity method investments were transferred out in April 2022 and transferred back to ECARX (Hubei) Tech, a wholly-owned subsidiary of the Company, before the consummation of the Restructuring. Since there was no substantial change in economic substance before and after the Restructuring to these equity interests and considering the short lapse of time between the equity interests having been transferred to third parties and the same being transferred back to the Company, the Company determined that there is no accounting impact as a result of such temporary transfers. Hubei Dongjun and Suzhou Photon-Matrix were deconsolidated in September 2021 and January 2022, respectively, before the temporary transfers, as a result of the Company’s loss of control of such entities. Therefore, the temporary transfers to the two investment and consulting companies that were returned to the Company did not include the equity interests that led to the deconsolidation of Hubei Dongjun and Suzhou Photon-Matrix.

Pursuant to the Restructuring, the following assets of Hubei ECARX were derecognized by the Group:

RMB
Assets
Cash	20,000
Long-term investments	211,908
Property and equipment, net	34,873
Intangible assets, net	1,094

In addition, the Group recognized amounts due from Hubei ECARX in the amount of RMB205,954, which represented the net present value of a loan provided by the Group in June 2021 to Hubei ECARX in the amount of RMB252,287. The loan is interest free and will be settled in cash no later than May 2026. The present value of the loan is discounted at an effective annual interest rate of 5%.

The excess of the assets derecognized over the amounts due from the VIE in the amount of RMB61,921 was treated as deemed distribution to shareholders and recorded in accumulated deficit.

The Restructuring does not represent a strategic shift, nor will it have a major effect on the Group’s operations and financial results.

(e)	VIE

The Group operated all of its business in the PRC through Hubei ECARX, a limited liability company established under the laws of the PRC prior to the Restructuring in April 2022 as described in Note 1(d). The recognized and unrecognized revenue-producing assets of the VIE and VIE’s subsidiaries primarily consisted of property and equipment, internally developed software and intellectual property, patents and trademarks and other licenses necessary for the operation and assembled workforce.

The equity interests of Hubei ECARX were legally held by Mr. Shufu Li and Mr. Ziyu Shen, who acted as the nominee equity holders of Hubei ECARX on behalf of ECARX WH. A series of VIE agreements, including the Power of Attorney, the Exclusive Business Cooperation Agreement, the Exclusive Purchase Option Agreement, the Equity Interest Pledge Agreement and Spousal Consent, as amended, were entered among the VIE, the WFOE and the nominee equity holders of the VIE. Through the VIE Agreements, the nominee equity holders of the VIE had granted all their legal rights including voting rights and disposition rights of their equity interests in the VIE to the WFOE. The nominee equity holders of the VIE did not participate significantly in income and loss and did not have the power to direct the activities of the VIE that most significantly impact their economic performance. Accordingly, the VIE was considered a variable interest entity.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, the Company, through the WFOE, had a controlling financial interest in the VIE because the WFOE had (i) the power to direct activities of the VIE that most significantly impact the economic performance of the VIE; and (ii) the right to receive benefits from the VIE that could potentially be significant to the VIE. Thus, the Company, through the WFOE, is the primary beneficiary of the VIE.

Under the terms of the VIE Agreements, the Company, through the WFOE, had (i) the right to receive economic benefits that could potentially be significant to the VIE in the form of service fees under the Exclusive Business Cooperation Agreement; (ii) the right to receive all dividends declared by the VIEs and the right to all undistributed earnings of the VIE under the Power of Attorney; (iii) the right to receive the residual benefits of the VIE through its exclusive option to acquire 100% of the equity interests and assets in the VIE, to the extent permitted under PRC law, under the Exclusive Purchase Option Agreement. Accordingly, the financial statements of the VIE were consolidated in the Company’s consolidated financial statements.

Under the terms of the VIE Agreements, the VIE’s nominee equity holders had no rights to the net assets nor had the obligations to fund the deficit, and such rights and obligations had been vested to the Company. All of the deficit (net liabilities) and net loss of the VIE were attributed to the Company.

The principal terms of the VIE Agreements are as follows:

Power of Attorney

Pursuant to the power of attorney agreement entered into among WFOE and each of the equity holders of VIE, the equity holders of VIE unconditionally and irrevocably appointed WFOE as their sole attorney-in-fact to exercise all equity holder rights, including, but not limited to, the right to convene and attend equity holders’ meeting, to exercise voting rights and sign any resolution and minutes of the meetings as a shareholder or director, the rights to sale, transfer, pledge or disposal of all or any part of the equity interests in VIE, to appoint the legal representative, director, supervisor and other senior management personnel, of VIE and to exercise all other equity holders’ rights stipulated by PRC laws and regulations and the articles of association of VIE. The powers of attorney will remain effective until such equity holders cease to be equity holders of the VIE.

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement, WFOE has agreed to provide to the VIEs with comprehensive technical support, consulting services and other services, including but not limited to software licensing legally owned by WFOE; development, maintenance and update of software involved in VIEs’ business; design, installation, daily management, maintenance and updating of network system, hardware and database design; technical support and training for employees of VIEs; assisting VIEs in consultancy, collection and research of technology and market information; providing business management consultation, marketing and promotion services, customer order management, customer services, leasing of equipment or properties and other related services. The VIEs shall pay WFOE service fees determined by WFOE in its sole discretion. WFOE has the right to determine the level of service fees paid and therefore receives substantially all of the economic benefits of its VIEs in the form of service fees. WFOE, as appropriate, will exclusively own any intellectual property rights arising from the performance of these agreements. The aforementioned agreement will terminate automatically when WFOE terminates it by written notice.

Exclusive Purchase Option Agreements

Under the exclusive purchase option agreements, Mr. Shufu Li and Mr. Ziyu Shen granted WFOE or its designee an option to purchase their equity interest in VIE at RMB1.00 or a price equal to the minimum amount of consideration permitted by PRC law. Mr. Shufu Li and Mr. Ziyu Shen should remit to the VIE any amount that is paid by the WFOE or its designated person(s) in connection with the purchased equity interest. Mr. Shufu Li and Mr. Ziyu Shen also granted WFOE or its designee an option to purchase all or a portion of the assets of VIE for the minimum amount of consideration permitted by PRC law. Mr. Shufu Li and Mr. Ziyu Shen also agreed not to transfer or mortgage any equity interest in or dispose of or cause the management to dispose of any material assets of VIE without the prior written consent of WFOE. The Exclusive Purchase Option Agreement shall remain in effect until all of the equity interests in VIE have been acquired by WFOE or its designee.

Equity Interest Pledge Agreements

Under the Equity Interest Pledge Agreement, Mr. Shufu Li and Mr. Ziyu Shen pledged their respective equity interest in VIE to WFOE to secure obligations under the Power of Attorney, Exclusive Business Cooperation Agreement, and Exclusive Purchase Option Agreement. Mr. Shufu Li and Mr. Ziyu Shen further agreed not to transfer or pledge their equity interests in VIE without the prior written consent of WFOE. The Equity Interest Pledge Agreement will remain binding until the pledgers, Mr. Shufu Li and Mr. Ziyu Shen, as the case may be, discharge all of their obligations under the above-mentioned agreements. On January 10, 2020, the equity pledges under the Equity Interest Pledge Agreement were registered with competent PRC regulatory authority.

Spousal Consents

The spouses of Mr. Shufu Li and Mr. Ziyu Shen, have each signed a spousal consent. Under the spousal consent, the signing spouse unconditionally and irrevocably agreed that the equity interest in VIE which is held by and registered under the name of her spouse will be disposed of pursuant to the abovementioned Equity Interest Pledge Agreements, Exclusive Purchase Option Agreements, the Exclusive Business Cooperation Agreement and the Power of Attorney. Moreover, the spouse confirmed she has no rights, and will not assert in the future any right, over the equity interests in VIE held by her spouse. In addition, in the event that the spouse obtains any equity interest in VIE held by her spouse for any reason, she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements entered into by her spouse, as may be amended from time to time.

The Company relied on the VIE Agreements to operate and control VIEs. All of the VIE Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in China. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In the event that the Company is unable to enforce these contractual arrangements, or if the Company suffers significant time delays or other obstacles in the process of enforcing these contractual arrangements, it would be difficult to exert effective control over VIEs, and the Company’s ability to conduct its business and the results of operations and financial condition may be materially and adversely affected.

Based on the legal opinion obtained from the Company’s mainland PRC legal counsel, management is of the view that the above contractual arrangements were legally binding and enforceable and did not violate current mainland PRC laws and regulations. However, there were uncertainties regarding the interpretation and application of existing and future PRC laws and regulations. Accordingly, the Company could not be assured that PRC regulatory authorities would not ultimately take a contrary view to its opinion. If the Company’s corporate structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the relevant regulatory authorities would have broad discretion in dealing with such violations, including:

●	revoking the business license and/or operating license of such entities;
●	placing restrictions on the operations or the Company’s right to collect revenues;
●	imposing fines, confiscating the income from the WFOE or VIEs, or imposing other requirements with which the Company or the VIEs may not be able to comply;
●	requiring the Company to restructure the ownership structure or operations, including terminating the contractual arrangements and deregistering equity pledges made by the equity holders of the VIEs, which in turn would affect the ability to consolidate, derive economic interests from, or exert effective control over the VIEs;
●	restricting or prohibiting the Company’s use of the proceeds of public offerings to finance the business and operations in China; or
●	taking other regulatory or enforcement actions that could be harmful to the business.

If the imposition of any of these penalties or requirement to restructure the Company’s corporate structure causes it to lose the rights to direct the activities of the VIEs or the Company’s right to receive its economic benefits, the Company would no longer be able to consolidate the financial results of the VIEs in its consolidated financial statements.

The Company’s involvement with the VIE under the VIE Agreements affected the Company’s consolidated financial position, results of operations and cash flows as indicated below.

Pursuant to the VIE Restructuring, the Group did not consolidate Hubei ECARX as of December 31, 2022.

The following consolidated assets and liabilities information of the Group’s VIEs as of December 31, 2021, and consolidated revenues, net loss and cash flow information for the years then ended and for the period between January 1, 2022 and the completion of the Restructuring, have been included in the accompanying consolidated financial statements. All intercompany transactions and balances with the Company, and its wholly-owned subsidiaries, prior to the Restructuring, have been eliminated upon consolidation.

As of December 31,
2021
RMB
Current assets
Cash	642,293
Restricted cash(i)	23,004
Accounts receivable – third parties, net	184,546
Accounts receivable – related parties, net(ii)	813,364
Notes receivable(iii)	137,710
Inventories	223,319
Amounts due from related parties(iv)	42,604
Prepayments and other current assets	182,589
Total current assets	2,249,429
Non-current assets
Long-term investments	441,586
Property and equipment, net	94,387
Intangible assets, net	31,026
Other non-current assets – third parties	19,904
Other non-current assets – related parties	1,929
Total non-current assets	588,832
Total assets	2,838,261
Current liabilities
Short-term borrowings	932,000
Accounts payable – third parties	622,867
Accounts payable – related parties(ii)	159,528
Notes payable	127,304
Amounts due to related parties (iv)	2,452,787
Contract liabilities, current – third parties	2,685
Contract liabilities, current – related parties	363,285
Accrued expenses and other current liabilities	442,588
Total current liabilities	5,103,044
Non-current liabilities
Contract liabilities, non-current – third parties	317
Contract liabilities, non-current – related parties	472,749
Other non-current liabilities	16,292
Total non-current liabilities	489,358
Total liabilities	5,592,402
(i)	Restricted cash of RMB23,004 was pledged for notes payable.
(ii)	Accounts receivable — related parties, net, include amounts of RMB57,039 due from the Company and its subsidiaries, and accounts payable — related parties include RMB59,622 due to the Company and its subsidiaries, all of which are eliminated upon consolidation.
(iii)	Notes receivable of RMB110,550 was pledged for notes payable.
(iv)	Amounts due from related parties include RMB1,326 due from the Company and its subsidiaries; and amounts due to related parties include RMB2,143,777 due to the Company and its subsidiaries. All of the amounts are eliminated upon consolidation.

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues (v)	2,241,536	2,755,780	936,520
Net (loss) income (vi)	(495,741)	(1,106,865)	2,793,301
Net cash (used in) provided by operating activities (vii)	(312,311)	(817,989)	224,031
Net cash (used in) provided by investing activities	(91,112)	(436,280)	165,672
Net cash provided by (used in) financing activities (viii)	940,204	1,047,854	(1,055,000)
Net increase (decreased) in cash and restricted cash	536,781	(206,415)	(665,297)
Cash and restricted cash at the beginning of the year	334,931	871,712	665,297
Cash and restricted cash at the end of the year	871,712	665,297	—
(v)	For the years ended December 31, 2020, 2021 and 2022, revenues include RMB31,394, RMB26,290 and RMB265,452, respectively, from the Company and its subsidiaries, which are eliminated upon consolidation.
(vi)	For the years ended December 31, 2020, 2021 and 2022, net income (loss) includes RMB21,950, RMB(44,361) and RMB2,981,707, respectively, from the Company and its subsidiaries, which are eliminated upon consolidation.
(vii)	Net cash used in operating activities respectively includes RMB75,361, RMB33,405 and RMB228,428 generated from the Company and its subsidiaries for the years ended December 31, 2020, 2021 and 2022, which are eliminated upon consolidation.
(viii)	Net cash provided by financing activities respectively includes nil, RMB2,067,268 and RMB157,000 provided by the Company and its subsidiaries for the years ended December 31, 2020, 2021 and 2022, which are eliminated upon consolidation.

The Company considers that there are no assets in the VIEs that can be used only to settle obligations of the VIEs, except for restricted cash of RMB23,004, notes receivables of RMB110,550 that were pledged for notes payable, and paid-in-capital of RMB10,000 as of December 31, 2021. The creditors of VIEs do not have recourse to the general credit of the Company and its wholly-owned subsidiaries.

The unrecognized revenue-producing assets that are held by the VIEs consist of internally developed software and intellectual property, patents and trademarks and other licenses, which were not recorded on the Company’s consolidated balance sheets as they do not meet all the capitalization criteria.